Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
OTHER INCOME

Note 12 — OTHER INCOME

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Interest income	4	28,494	99,203	77,147
Government grants	4,296	7,133	4,853	3,774
Other miscellaneous income	20,534	159	—	—
Total other income	24,834	35,786	104,056	80,921